CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Fixed maturities, amortized cost	$ 30,654.7	$ 29,599.2
Common stock par value (in usd per share)	$ 250	$ 250
Common shares authorized (in shares)	20,000	20,000
Common shares issued (in shares)	20,000	20,000
Common shares outstanding (in shares)	20,000	20,000